Consolidated Statements of Cash Flows ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Cash flow from operating activities
Net (loss)/profit		₨ (2,337)	$ (30.9)	₨ 138	₨ (1,023)
Adjustments to reconcile net (loss)/profit to net cash provided by/(used in) operating activities:
Income taxes and deferred tax		149	2.0	(508)	(655)
Depreciation and amortization		2,860	37.9	2,137	1,882
Amortization of derivative instrument		1,428	18.9	1,037	575
Loss on disposal of property plant and equipment		52	0.7	55	9
Share based compensation		186	2.5	83	25
Amortization of debt financing costs		709	9.4	267	748
Realized gain on short term investments		(108)	(1.4)	(148)	(168)
ARO accretion		36	0.5	23	18
Non-cash rent expense	[1]	193	2.6	81	57
Allowance for doubtful accounts		303	4.0	40	84
Employee benefit		(11)	(0.1)	11
Loan prepayment charges		282	3.7		676
Foreign exchange loss, net		512	6.7	441	46
Change in operating lease right-of-use assets	[1]	718	9.5
Change in Operating lease liabilities	[1]	(1,255)	(16.7)
Changes in operating assets and liabilities
Accounts receivable, net		(1,390)	(18.3)	(1,124)	(1,169)
Prepaid expenses and other current assets		247	3.3	(266)	(642)
Other assets		(335)	(4.4)	(725)	141
Accounts payable		236	3.2	(34)	124
Interest payable		699	9.3	(301)	1,031
Deferred revenue		340	4.5	399	179
Other liabilities		164	2.3	532	(81)
Net cash provided by operating activities		3,678	49.2	2,138	1,857
Cash flows from / (used in) investing activities
Purchase of property plant and equipment		(18,321)	(243.6)	(26,029)	(19,648)
Purchase of software		(43)	(0.6)	(47)	(36)
Purchase of available for sale securities		(32,224)	(427.4)	(12,085)	(10,484)
Sale of available for sale securities		32,332	428.9	13,582	12,499
Investment in subsidiary				(1,474)	(397)
Net cash used in investing activities	[2]	(18,256)	(242.7)	(26,053)	(18,066)
Cash flows from financing activities
Proceeds from issuance of Green Bonds		24,400	323.7		31,260
Proceeds from term and other debt		19,538	259.2	15,558	10,683
Proceeds from issuance of debentures				1,478	1,865
Repayments of term and other debt	[3]	(32,827)	(435.4)	(3,786)	(26,397)
Loan prepayment charges		(282)	(3.7)		(676)
Proceeds from issuance of equity shares		5,330	70.7	13,706	16
Cost of issuance of equity shares		(13)	(0.2)	(69)
Proceeds from issuance of equity shares to non-controlling interest					65
Net cash provided by financing activities		16,146	214.3	26,887	16,816
Effect of exchange rate changes on cash and cash equivalents, and restricted cash		(37)	(0.5)	(69)	3
Net increase in cash and cash equivalents, and restricted cash (refer note 2 (f))		1,568	20.8	2,972	607
Cash and cash equivalents and restricted cash at the beginning of the period		13,986	185.5	11,083	10,473
Cash and cash equivalents and restricted cash at the end of the period		15,517	205.8	13,986	11,083
Supplemental disclosure of cash flow information
Cash paid during the year for interest		7,209	95.6	6,237	3,090
Cash paid during the year for income taxes		₨ 697	$ 9.2	₨ 615	₨ 539

[1]	The Company adopted ASC Topic 842 effective April 1, 2019, refer note 2(k) and note 18.
[2]	The Company adopted ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash effective April 1, 2018 with retrospective transition, which requires a statement of cash flows to present the change in restricted cash during the period as part of cash and cash equivalents and restate each prior reporting period presented. As a result, the Company no longer presents transfers between cash and restricted cash in the statement of cash flows. Cash used in investing activities prior to adoption of the ASU was INR 15,790 million and INR 26,765 million, for the year ended March 31, 2018 and 2019, respectively.
[3]	Includes INR Nil, INR 1,305 million and INR 1,058 million (US$ 14.0 million) paid towards hedging costs for Solar Green Bonds for the year ended March 31, 2018, 2019, and 2020, respectively